Non-controlling Interests - Summary of Interests in Subsidiaries for which Company Holds or Held Less Than 100% Interest (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Bioproduction Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Bioproduction Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Pathogen Removal and Diagnostic Technologies Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Pathogen Removal and Diagnostic Technologies Inc.
Segment activity	Corporate
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	77.00%	77.00%	77.00%
NantPro Biosciences, LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	NantPro Biosciences, LLC
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	73.00%	73.00%	73.00%